BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with the generally accepted accounting principles in the United States (“GAAP”). The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of PRC (“PRC GAAP”). The Company’s functional currency is the United States Dollars (USD) while the Chinese operating subsidiaries’ functional currency is the Chinese Renminbi (RMB). The accompanying consolidated financial statements have been translated and presented in United States Dollars (USD). All significant inter-company transactions and balances have been eliminated.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and such differences may be material to the financial statements. Significant estimates include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful lives of plant and equipment, intangible assets, long-term prepaid expenses, and accruals for taxes due.

Principles of Consolidation

The consolidated financial statements include the financial statements of Wowjoint and its subsidiaries. All significant inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

1)	As discussed in Note 1, “Organization and Description of Business”, the financial positions and results of BWMC were consolidated in the financial statements of the Company because BWMC was determined to be a variable interest entity of the Company. On August 4, 2010, BWMC became a subsidiary of the Company. On December 8, 2010 BWMC became a subsidiary of BXFI upon approval of BXFI to acquire BWMC. Such approval was granted by State Administration for Industry & Commerce of the People’s Republic of China (SAIC).

In anticipation of approval of the BXFI’s acquisition of all the equity interest in BWMC from the BWMC shareholders, BXFI and the BWMC shareholders entered into a Stock Transfer Agreement on April 25, 2010. The proceeds to the BWMC shareholders, of 1million RMB (approximately $151,000), under the Stock Transfer Agreement were loaned to BWMC interest free for five years subsequent to the change in the registration of BWMC’s ownership. This loan was formalized in a June 11, 2010 loan agreement, which was subsequently amended on June 11, 2010, whereby the former BWMC shareholders waived all right to the proceeds under the loan agreement.

2)	The financial positions and results of BWLC were consolidated in the financial statements of the Company since its incorporation date on May 10, 2010.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased. At December 31, 2011 and 2010, the Company’s bank balances held in Chinese financial institutions of approximately $4.6 million and $2.2 million, respectively, were uninsured.

Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts, the deposits are released by the bank and become available for general use by the Company.

Accounts Receivable

The Company records accounts receivable net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends. The amount of the provision, if any, is recognized in the consolidated statements of operations within the general and administrative expenses. Accounts are written off after appropriate collection efforts are conducted. The allowance for doubtful accounts as of December 31, 2011 and 2010, was $1,502,862 and $1,392,727, respectively.

Inventories

Inventories other than inventoried cost relating to long-term contracts are stated at the lower of cost or market utilizing the moving average method. Inventoried costs relating to long-term contracts are stated at the actual production cost and tolling cost, and applicable overhead, not in excess of realizable value. An allowance is established when management determines that the carrying value of certain inventories may not be realizable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates and reflected in cost of sales. The provision for inventory obsolescence accounts as of December 31, 2011 and 2010 was $70,163..

Plant and Equipment (Including leased equipment)

Plant and equipment is recorded at cost (including costs of self-construction for leased equipment) and depreciation is provided using the straight-line method over the estimated useful lives of the assets. Expenditures for major additions or improvements, which extend the useful lives of assets, are capitalized. Minor replacements, maintenance and repairs, which do not improve or extend the lives of the assets, are charged to operations as incurred. Disposals are removed at cost less accumulated depreciation, and any resulting gain or loss is reflected in current operations. In accordance with GAAP, the Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Manufactured equipment deemed to be leased to customers though operating leases whereby the Company is deemed the lessor are included in plant and equipment.

Construction in Progress

Construction in progress consists of costs incurred for construction projects that have not yet been completed. Once these projects are completed, the costs will be transferred to the appropriate property, plant and equipment category.

Impairment of Long-lived Assets

In accordance with GAAP, the Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the assets estimated fair value and its book value. The Company did not consider it necessary to record any impairment charges during the years ended December 31, 2011 and 2010.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in USD. The functional currency of the Company is RMB. The consolidated financial statements are translated in USD from RMB at period-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Equity accounts are translated at their historical exchange rates when the equity transactions occurred. The resulting transaction adjustments are recorded as a component of stockholders’ equity. Gains and losses from foreign currency transactions are included in net income.

	December 31,
	2011	2010
Year ended RMB: USD Exchange rate	6.3647	6.6118
Average yearly RMB: USD Exchange rate	6.47351	6.77875

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

For the years ended December 31, 2011 and 2010 foreign currency translation adjustments of $916,979 and $238,861, respectively, have been reported as other comprehensive income in the consolidated financial statements.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted ASC 820-Fair Value Measurements and Disclosure or ASC 820 for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

In addition, the Company did not elect the fair value options for any of its qualifying financial instruments.

Revenue Recognition

The Company generates revenue from the design, engineering, manufacturing and sales of customized heavy lifting and carrier equipment used in various engineering projects involving the construction of bridges, highways, railways and other applications requiring lifting and carrying capability.

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Contract Accounting

In accounting for long-term engineering and construction-type contracts, the Company follows the provisions of ASC 605-35-05-7 Percentage-of-Completed-Method (formerly the AICPA’s Statement of Position 81-1 Accounting for Performance of Construction-Type and Certain Production-Type Contracts). The Company recognizes revenues using the percentage of completion method of accounting by relating contract costs incurred to date to the total estimated costs at completion. Contract prices and cost estimates are reviewed periodically as work progresses and adjustments proportionate to the percentage of completion are reflected in contract revenues and gross profit in the reporting period when such estimates are revised. This method of revenue recognition requires the Company to prepare estimates of costs to complete contracts in progress. In making such estimates, judgments are required to evaluate contingencies such as potential variances in schedule, the cost of materials and labor, and productivity; and the impact of change orders, liability claims, contract disputes, and achievement of contractual performance standards which may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. The asset, “costs and estimated earnings in excess of billings,” represents revenues recognized in excess of amounts billed. The liability, “billings in excess of costs and estimated earnings”, represents billings in excess of revenues recognized.

Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as advances from customers. Advances from customers as of December 31, 2011 and 2010, amounted to $5,313,646 and $1,173,015, respectively.

The Company also generates technical services income in accordance with terms stated in the agreements with its customers.

The Company’s revenue consists of the invoiced value of goods, net of a value-added tax (VAT). No product return or sales discount allowance is made as products delivered and accepted by customers are normally not returnable and a sales discount is normally not granted after products are delivered.

Service Revenue

The Company provides technical and consultation service to its customers. Service revenue is recognized when the service is performed.

Spare Parts revenue

The Company recognizes sales of spare parts upon delivery.

Lease Revenue

The Company provides machinery lease to its customers. Lease revenue is recognized based on equipment usage in accordance with terms of the contract.

The Company has entered into three operating lease with their customers and charged to customers by the working volume every month.

During the year of 2011, the company recognized leasing revenue $3,524,125 with cost of $1,187,404.

Advertising Expenses

Advertising expenses consist primarily of costs of promotion for corporate image and product marketing and costs of direct advertising. The Company expenses all advertising expenses as incurred and classifies these expenses under selling expenses, which amounted to $31,778 , $61,119, for the years ended December 31, 2011 and 2010,respectively.

Research and Development

The Company expenses all research and development expenses as incurred and classifies these expenses under general and administrative expenses, which amounted to $691,662 and $675,709 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

The Company is subject to the Income Tax Law of the People’s Republic of China. Income taxes are accounted for under FASB ASC-740 Income Taxes or ASC 740. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Any deferred tax assets and liabilities would be measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) Law of China replaced the existing China laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT applicable to high technology corporations is 15%.

The Company has received a 50% tax exemption (Tax Exemption Certificate) from the tax authorities in the PRC for the corporate enterprise income tax for the calendar years ended 2008 and 2009. The reduced income tax rate for the company is 7.5% and will be effective until December 31, 2009. From January 1, 2010 to the present, the income tax rate applicable to the Company is 15%.

Accumulated Other Comprehensive Income

The accounts of Beijing Wowjoint were maintained and its financial statements were expressed in Chinese Renminbi (RMB). Such financial statements were translated into United States Dollars (USD) in accordance with US GAAP, with the USD as the functional currency. All balance sheet items, assets and liabilities are translated at the current exchange rates of the balance sheet dates, shareholders’ equity is translated at the historical rates and income statement items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with GAAP as a component of shareholders’ equity.

During the year of 2011 and 2010, the transactions of Beijing Wowjoint were denominated and recorded in RMB at the rates of exchange in effect when the transactions occur. Exchange gains and losses are recognized for the different foreign exchange rates applied when the foreign currency assets and liabilities are settled. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. During the year ended December 31, 2011, the 2010, the Company recorded a net foreign currency exchange loss and gain of $264,441 and ($23,015), respectively.

Accumulated other comprehensive income consisted of unrealized gains or losses resulting from the translation of financial statements from RMB to US dollars. As of December 31, 2011 and 2010, the unrealized foreign currency translation adjustments were gains of $2,009,993, $1,093,014, respectively.

Segment Reporting

GAAP requires the use of the management approach model for segment reporting. The management approach model is based on how a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. Based on this model, the Company has one reportable business segment, the manufacture and marketing of non-standard heavy lifting and carrying equipment in China.

Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s business may be influenced by changes in PRC governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform with the current year’s presentation. Such reclassifications had no effect on previously reported net income or net assets.

Recent Accounting Pronouncements

The following is a list of recent accounting pronouncements summarized below:

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In September 2011, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment." ASU 2011-08 will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. ASU 2011-08 will be effective for annual and interim goodwill impairment tests performed for annual reporting period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU did not have a material impact on its consolidated financial statements.

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In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income: Presentation of Comprehensive Income." ASU 2011-05 will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU 2011-05 will be effective for the first interim and annual periods beginning after December 15, 2011. Further, in December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The Company believes the adoption of this guidance concerns disclosure only and will not have a material impact on its consolidated financial statements.

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In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 changes the wording used to describe the requirements in generally accepted accounting principles in the United States ("U.S. GAAP") for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in the application and description of fair value between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 clarifies how the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. In addition, ASU 2011-04 expanded the disclosures for the unobservable inputs for Level 3 fair value measurements, requiring quantitative information to be disclosed related to (1) the valuation processes used, (2) the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, and (3) use of a nonfinancial asset in a way that differs from the asset's highest and best use. ASU 2011-04 will be effective for the first interim and annual reporting period beginning after December 15, 2011 and early adoption is prohibited. The Company is currently evaluating the future impact of this new accounting update on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our financial statements.